NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 122,561,475	$ 121,043,154
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	122,561,475	121,043,154
Less: unearned income, representing interest	(3,533,936)	(5,806,618)
Present value of minimum lease receivable	119,027,539	115,236,536
Less: Allowance for uncollectible receivables	(102,069,239)	(85,225,257)
Net investment in direct financing leases	$ 16,958,300	$ 30,011,279